Note 20 - Fair Value Measurements and Fair Values of Financial Instruments - Financial Assets and Liabilities on a Recurring and Nonrecurring (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Investment securities available for sale	$ 1,666	$ 2,341
Fair Value, Recurring [Member]
Investment securities available for sale	1,666	2,341
Total fair value measurements	1,666	2,341
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Investment securities available for sale	0	0
Total fair value measurements	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities available for sale	1,666	2,341
Total fair value measurements	1,666	2,341
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Investment securities available for sale	0	0
Total fair value measurements	0	0
Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member] | Government National Mortgage Association (GNMA) [Member]
Investment securities available for sale	1,630	2,268
Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member] | Government National Mortgage Association (GNMA) [Member] | Fair Value, Recurring [Member]
Investment securities available for sale	1,630	2,268
Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member] | Government National Mortgage Association (GNMA) [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Investment securities available for sale	0	0
Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member] | Government National Mortgage Association (GNMA) [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities available for sale	1,630	2,268
Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member] | Government National Mortgage Association (GNMA) [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Investment securities available for sale	0	0
Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member] | Federal National Mortgage Association (FNMA) [Member]
Investment securities available for sale	36	73
Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member] | Federal National Mortgage Association (FNMA) [Member] | Fair Value, Recurring [Member]
Investment securities available for sale	36	73
Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member] | Federal National Mortgage Association (FNMA) [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Investment securities available for sale	0	0
Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member] | Federal National Mortgage Association (FNMA) [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities available for sale	36	73
Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member] | Federal National Mortgage Association (FNMA) [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Investment securities available for sale	$ 0	$ 0